Lease - Schedule of Present Value of Operating Lease Payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Present Value of its Operating Lease Payments [Abstract]
2025	$ 157,094
2026	56,542
Thereafter
Total undiscounted operating lease payments	213,636
Less: imputed interest	(5,920)
Present value of operating lease liabilities	$ 207,716	$ 620,920